SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION

a)	Operating Segments
Our operations are organized into five operating business groups in addition to our corporate and asset management activities, which collectively represent seven operating segments for internal and external reporting purposes. We measure performance primarily using Funds from Operations (“FFO”) generated by each operating segment and the amount of capital invested by the corporation in each segment using common equity by segment.
Our operating segments are as follows:

i.
Asset management operations include managing our listed partnerships, private funds and public securities on behalf of our investors and ourselves. We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest. Common equity in our asset management segment is immaterial.

ii.	Real estate operations include the ownership, operation and development of core office, core retail, opportunistic and other properties.

iii.	Renewable power operations include the ownership, operation and development of hydroelectric, wind, solar, storage and other power generating facilities.

iv.	Infrastructure operations include the ownership, operation and development of utilities, transport, energy, communications and sustainable resource assets.

v.	Private equity operations include a broad range of industries, and are mostly focused on construction, other business services, energy, and industrial operations.

vi.	Residential development operations consist of homebuilding, condominium development and land development.

vii.
Corporate activities include the investment of cash and financial assets, as well as the management of our corporate capitalization, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are incurred on behalf of our operating segments and allocated to each operating segment based on an internal pricing framework.

b)	Segment Financial Measures
FFO is a key measure of our financial performance and our segment measure of profit and loss. It is utilized by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis. We define FFO as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
We use FFO to assess our performance as an asset manager and as an investor in our assets. FFO from our asset management segment includes fees, net of the associated costs, that we earn from managing capital in our listed partnerships, private funds and public securities accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. As an investor in our assets, our FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in prior periods and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO, as we believe that the value of most of our assets typically increase over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS.
Our definition of FFO may differ from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. GAAP, as opposed to IFRS. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we derive FFO for each operating segment and reconcile total FFO to net income in Note 3(c)(v) of the consolidated financial statements. We do not use FFO as a measure of cash generated from our operations.
i.    Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
ii.    Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expense recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Inter-segment revenues are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its corporate activities segment, such as information technology and internal audit, pursuant to formal policies.

c)	Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$286	$6,824	$2,788	$3,859	$24,220	$2,447	$362	$40,786
Inter-segment revenues	1,181	38	—	12	357	—	—	1,588	i
Segmented revenues	1,467	6,862	2,788	3,871	24,577	2,447	362	42,374
FFO from equity accounted investments	—	904	23	904	229	1	8	2,069	ii
Interest expense	—	(1,901)	(691)	(453)	(237)	(83)	(261)	(3,626)	iii
Current income taxes	—	(63)	(39)	(111)	(84)	(46)	57	(286)	iv
Funds from operations	970	2,004	270	345	333	34	(146)	3,810	v
Common equity	312	16,725	4,944	2,834	4,215	2,915	(7,893)	24,052
Equity accounted investments	—	19,596	509	8,793	2,385	346	365	31,994
Additions to non-current assets[1]	—	10,025	7,555	7,991	6,307	74	328	32,280

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

AS AT AND FOR THE YEAR ENDED DEC. 31, 2016 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Notes
External revenues	$348	$6,324	$2,474	$2,414	$9,603	$3,019	$229	$24,411
Inter-segment revenues	972	14	—	—	359	—	6	1,351	i
Segmented revenues	1,320	6,338	2,474	2,414	9,962	3,019	235	25,762
FFO from equity accounted investments	—	896	9	683	163	6	(6)	1,751	ii
Interest expense	—	(1,736)	(615)	(409)	(147)	(91)	(241)	(3,239)	iii
Current income taxes	—	(21)	(43)	(35)	(40)	(51)	(23)	(213)	iv
Funds from operations	866	1,561	180	374	405	63	(212)	3,237	v
Common equity	328	16,727	4,826	2,697	2,862	2,679	(7,620)	22,499
Equity accounted investments	—	16,628	206	7,346	336	374	87	24,977
Additions to non-current assets[1]	—	12,311	6,899	5,105	359	93	59	24,826

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill
i.Inter-Segment Revenues
For the year ended December 31, 2017, the adjustment to external revenues when determining segmented revenues consists of asset management fee revenues and leasing revenues earned from consolidated entities totaling $1.2 billion (2016 – $986 million), revenues earned on construction projects between consolidated entities totaling $357 million (2016 – $359 million) and interest income on loans between consolidated entities totaling $19 million (2016 – $6 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.FFO from Equity Accounted Investments
The company determines FFO from its equity accounted investments by applying the same methodology utilized in adjusting net income of consolidated entities. The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments.

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Consolidated equity accounted income	$1,213	$1,293
Non-FFO items from equity accounted investments[1]	856	458
FFO from equity accounted investments	$2,069	$1,751

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments

iii.Interest Expense
For the year ended December 31, 2017, the adjustment to interest expense consists of interest on loans between consolidated entities totaling $18 million (2016 – $6 million) that is eliminated on consolidation, along with the associated revenue.

iv.	Current Income Taxes
Current income taxes are included in FFO but are aggregated with deferred income taxes in income tax expense on the company’s Consolidated Statements of Operations. The following table reconciles consolidated income taxes to current income taxes by segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Current tax recovery (expense)	$(286)	$(213)
Deferred income tax recovery (expense)	(327)	558
Income tax recovery (expense)	$(613)	$345

v.Reconciliation of Net Income to Total FFO
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2017	2016
Net income		$4,551	$3,338
Realized disposition gains in fair value changes or prior periods	vi	1,116	766
Non-controlling interests in FFO		(4,964)	(2,917)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		856	458
Fair value changes		(421)	130
Depreciation and amortization		2,345	2,020
Deferred income taxes		327	(558)
Total FFO		$3,810	$3,237

vi.     Realized Disposition Gains
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets disposed. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of a consolidated entity.
The realized disposition gains recorded in fair value changes or revaluation surplus were $1,116 million for the year ended December 31, 2017 (2016 – $766 million), of which $1,038 million relates to prior periods (2016 – $732 million). There were no realized disposition gains recorded directly in equity as changes in ownership.

d)	Geographic Allocation
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
United States	$8,284	$8,073
Canada	5,883	4,427
United Kingdom	15,106	2,858
Other Europe	617	465
Australia	4,405	3,843
Brazil	3,206	1,737
Colombia	970	975
Other	2,315	2,033
	$40,786	$24,411
The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2017	2016
United States	$84,860	$75,556
Canada	21,897	19,324
United Kingdom	20,005	15,740
Other Europe	3,979	4,460
Australia	14,501	12,920
Brazil	23,931	12,807
Colombia	7,362	7,296
Other	16,185	11,723
	$192,720	$159,826

e)	Revenues Allocation
Total external revenues within our operating segments are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Asset management	$286	$348
Real estate
Core office	2,121	2,170
Opportunistic and other	4,703	4,154
Renewable power
Hydroelectric	2,183	2,055
Wind energy, solar, storage & other	605	419
Infrastructure
Utilities	1,785	825
Transport	1,290	892
Energy	460	398
Sustainable resources and other	324	299
Private equity
Construction services	4,650	4,028
Business services	16,224	2,006
Energy	280	441
Industrial and other operations	3,066	3,128
Residential development	2,447	3,019
Corporate activities	362	229
	$40,786	$24,411